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                       Seward & Kissel LLP
                      One Battery Park Plaza
                     New York, New York 10004



                              February 7, 2001


Securities and Exchange Commission
450 Fifth Avenue, N.W.
Washington, D.C. 20549


            Re:	Alliance Municipal Income Fund II
			(File Nos. 33-60560 and 811-07618)
			Alliance Municipal Income Fund, Inc.
			(File Nos. 33-7812 and 811-04791)

Dear Sirs:

	This letter is filed pursuant to Rule 497(j) under the Securities Act of 1933 and is certification that the Prospectus for each of the above referenced funds does not differ from that included in each fund's most recent post-effective amendment to such fund's registration statement, the text of which was filed electronically.

                              Very truly yours,

                              /s/ Nicholas C. Filla